Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 93	$ 517
Total Current Assets	93	517
PROPERTY AND EQUIPMENT (NET)	23,136	39,518
INVESTMENTS AT COST	95,256	0
TOTAL ASSETS	118,485	40,035
CURRENT LIABILITIES
Accounts payable and accrued expenses	677,818	676,853
Accrued interest	149,396	134,179
Due to officers and directors	3,592,873	3,186,130
Convertible Notes (Net of discount)	32,917	50,000
Notes payable- in default	597,860	597,860
Total Current Liabilities	5,050,864	4,645,022
Total Liabilities	5,050,864	4,645,022
STOCKHOLDERS' DEFICIT
Common stock, par value $0.001 per share, 1,000,000,000 shares authorized; 389,602,201 and 379,380,276 issued, 349,602,201 and 339,380,276 outstanding, respectively	389,602	379,380
Additional paid-in-capital	140,835,115	140,263,974
Unearned ESOP shares	(1,700,000)	(1,700,000)
(Deficit) Accumulated During the Development Stage	(144,457,096)	(143,548,341)
Total Stockholders' Deficit	(4,932,379)	(4,604,987)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 118,485	$ 40,035